Investment in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Beginning balance	$ 104	$ 141
Share of (losses)/gains	3	1	$ (3)
Ending balance	110	104	141
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	140	178
Additions	14	3
Share of (losses)/gains	(3)	(1)
Dividends and distributions	(7)	(37)
Exchange and other adjustments		(3)
Exchange	1
Ending balance	145	140	178
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(36)
Exchange and other adjustments		(37)
Exchange	1	1
Ending balance	(35)	(36)
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		27
Ending balance			27
Joint ventures [member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		27
Share of (losses)/gains		5
Dividends and distributions		(32)
Ending balance			27
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	104	114
Ending balance	110	104	114
Associates [member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	140	151
Additions	14	3
Share of (losses)/gains	(3)	(6)
Dividends and distributions	(7)	(5)
Exchange and other adjustments		(3)
Exchange	1
Ending balance	145	140	$ 151
Associates [member] | Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(36)
Exchange and other adjustments		(37)
Exchange	1	1
Ending balance	$ (35)	$ (36)